1
Portfolio of Investments September 30, 2024
DIAX
(Unaudited)
SHARES DESCRIPTION   VALUE
LONG-TERM INVESTMENTS - 100.7%
X 606,195,871 COMMON STOCKS - 99.2% X 606,195,871
BANKS - 3.2%
94,081 JPMorgan Chase & Co $ 19,837,920
TOTAL BANKS 19,837,920
CAPITAL GOODS - 13.7%
94,081 3M Co 12,860,873
94,081 (a) Boeing Co/The 14,304,075
94,081 (b) Caterpillar Inc 36,796,961
94,081 Honeywell International Inc 19,447,483
TOTAL CAPITAL GOODS 83,409,392
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.1%
94,081 (a),(b) Amazon.com Inc 17,530,113
94,081 Home Depot Inc/The 38,121,621
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 55,651,734
CONSUMER DURABLES & APPAREL - 1.4%
94,081 NIKE Inc, Class B 8,316,761
TOTAL CONSUMER DURABLES & APPAREL 8,316,761
CONSUMER SERVICES - 4.7%
94,081 McDonald's Corp 28,648,605
TOTAL CONSUMER SERVICES 28,648,605
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
94,081 Walmart Inc 7,597,041
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 7,597,041
ENERGY - 2.3%
94,081 Chevron Corp 13,855,309
TOTAL ENERGY 13,855,309
FINANCIAL SERVICES - 16.0%
94,081 (b) American Express Co 25,514,767
94,081 (b) Goldman Sachs Group Inc/The 46,580,444
94,081 Visa Inc, Class A 25,867,571
TOTAL FINANCIAL SERVICES 97,962,782
FOOD, BEVERAGE & TOBACCO - 1.1%
94,081 Coca-Cola Co/The 6,760,661
TOTAL FOOD, BEVERAGE & TOBACCO 6,760,661
HEALTH CARE EQUIPMENT & SERVICES - 9.0%
94,081 UnitedHealth Group Inc 55,007,279
TOTAL HEALTH CARE EQUIPMENT & SERVICES 55,007,279
HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
94,081 Procter & Gamble Co/The 16,294,829
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,294,829
INSURANCE - 3.6%
94,081 Travelers Cos Inc/The 22,026,244
TOTAL INSURANCE 22,026,244
MATERIALS - 0.8%
94,081 Dow Inc 5,139,645
TOTAL MATERIALS 5,139,645
MEDIA & ENTERTAINMENT - 1.5%
94,081 Walt Disney Co/The 9,049,651
TOTAL MEDIA & ENTERTAINMENT 9,049,651
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
94,081 (b) Amgen Inc 30,313,839
94,081 Johnson & Johnson 15,246,767
94,081 Merck & Co Inc 10,683,838
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 56,244,444
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
94,081 Intel Corp 2,207,140
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,207,140

Portfolio of Investments September 30, 2024
(continued)
DIAX
2
Investments in Derivatives
SHARES DESCRIPTION   VALUE
SOFTWARE & SERVICES - 14.2%
94,081 International Business Machines Corp $ 20,799,427
94,081 Microsoft Corp 40,483,054
94,081 Salesforce Inc 25,750,911
TOTAL SOFTWARE & SERVICES 87,033,392
TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
94,081 (b) Apple Inc 21,920,873
94,081 Cisco Systems Inc 5,006,991
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,927,864
TELECOMMUNICATION SERVICES - 0.7%
94,081 Verizon Communications Inc 4,225,178
TOTAL TELECOMMUNICATION SERVICES 4,225,178
TOTAL COMMON STOCKS
(Cost $198,863,490) 606,195,871
SHARES   DESCRIPTION   VALUE
X 9,050,072 EXCHANGE-TRADED FUNDS - 1.5% X 9,050,072
2,450 SPDR Dow Jones Industrial Average ETF Trust $ 1,036,644
28,300 Vanguard Total Stock Market ETF 8,013,428
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,784,196) 9,050,072
TYPE DESCRIPTION(c)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(d)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0%
Call Chicago Board Options
Exchange SPX Volatility Index
150 $ 600,000 $ 40 12/18/24 11,175
Put Chicago Board Options
Exchange SPX Volatility Index
300 420,000 14 10/16/24 600
TOTAL OPTIONS PURCHASED
(Cost $15,937) 450 $ 1,020,000 11,775
TOTAL LONG-TERM INVESTMENTS
(Cost $206,663,623) 615,257,718
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%
11,670,225 REPURCHASE AGREEMENTS - 1.9% X 11,670,225
$ 11,670,225 (e) Fixed Income Clearing Corporation 1.520% 10/01/24 $ 11,670,225
TOTAL REPURCHASE AGREEMENTS
(Cost $11,670,225) 11,670,225
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,670,225) 11,670,225
TOTAL INVESTMENTS - 102.6%
(Cost $218,333,848 ) 626,927,943
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (16,061,400)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 610,866,543
Options Written
Type Description(c)
Number of
Contracts
Notional
Amount (d)
Exercise
Price Expiration Date Value
Call S&P 500 Index (55) $ (31,075,000) $ 5,650 10/18/24 $ (816,475)
Call S&P 500 Index (380) (216,600,000) 5,700 10/18/24 (4,161,000)
Call S&P 500 Index (55) (31,900,000) 5,800 10/18/24 (257,400)
Call S&P 500 Index (110) (64,900,000) 5,900 10/31/24 (298,650)
Total Options Written (premiums received $2,565,656) (600) $(344,475,000) $(5,533,525)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 606,195,871 $ – $ – $ 606,195,871
Exchange-Traded Funds 9,050,072 – – 9,050,072
Options Purchased 11,775 – – 11,775
Short-Term Investments:
Repurchase Agreements – 11,670,225 – 11,670,225
Investments in Derivatives:
Options Written (5,533,525) – – (5,533,525)
Total
$ 609,724,193 $ 11,670,225 $ – $ 621,394,418
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Exchange-traded, unless otherwise noted.
(d) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(e) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $11,670,718 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $11,903,770.
ETF Exchange-Traded Fund
SPDR Standard & Poor's Depositary Receipt